Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 379	$ 348	$ 256
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$ 239	$ 258	$ 264
Weighted-average period over which RSU cost is expected to be recognized (years)	1 year 10 months	1 year 10 months	1 year 10 months